Fair Value Measurements (Details) - Schedule of embedded derivative was determined	12 Months Ended
Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input (percent)	100.00%
Weighted average term (years)	3 months 7 days
Weighted average discount rate	25.00%
Probability of Next Equity Financing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input (percent)	3.00%
Probability of SPAC/PIPE [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input (percent)	95.00%
Probability of IPO [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input (percent)	2.00%